Discretionary decisions and sources of estimation uncertainties - Recoverability of goodwill and intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Recoverability of Goodwill and Intangible Assets
Number of years of budget	3 years
Maximum number of projection years	10 years
North America Segment
Recoverability of Goodwill and Intangible Assets
Residual value growth	1.00%	1.00%
Pre-tax WACC	7.71%	7.42%
After-tax WACC	6.00%	5.99%
EMEA Segment
Recoverability of Goodwill and Intangible Assets
Residual value growth	1.00%	1.00%
Pre-tax WACC	8.73%	9.46%
After-tax WACC	6.25%	6.86%
Asia-Pacific Segment
Recoverability of Goodwill and Intangible Assets
Residual value growth	4.00%	4.00%
Pre-tax WACC	6.79%	7.81%
After-tax WACC	6.04%	6.61%
Latin America Segment
Recoverability of Goodwill and Intangible Assets
Residual value growth	2.95%	3.45%
Recoverable amount of CGU exceeding the carrying amount	€ 217,815
Latin America Segment | Pre-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	1.87	0.27
Latin America Segment | Operating income margin
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(2.03)	(0.32)
Latin America Segment | Residual value growth
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(2.13)	(0.47)
Latin America Segment | Minimum
Recoverability of Goodwill and Intangible Assets
Pre-tax WACC	10.45%	11.93%
After-tax WACC	8.06%	8.70%
Latin America Segment | Maximum
Recoverability of Goodwill and Intangible Assets
Pre-tax WACC	20.02%	16.75%
After-tax WACC	17.63%	13.52%
Non-amortizable intangible assets and goodwill
Recoverability of Goodwill and Intangible Assets
Carrying amount of intangible assets	€ 14,247,709	€ 12,395,641
Carrying amount of goodwill and non-amortizable intangible assets, percentage of the Company's total assets	43.00%	47.00%